Class A Ordinary Shares Subject to Possible Redemption	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A Ordinary Shares Subject to Possible Redemption

Note 7 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each ordinary share. As of September 30, 2023 and December 31, 2022, there were 2,811,744 and 29,550,000 shares of Class A ordinary shares outstanding, of which 1,872,928 and 28,750,000 shares were subject to possible redemption and are classified outside of permanent equity in the condensed consolidated balance sheets, respectively.

The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross Proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Class A ordinary shares issuance costs	(15,806,778)
Plus:
Accretion of carrying value to redemption value	26,156,778
Class A ordinary shares subject to possible redemption at December 31, 2021	287,500,000
Increase in Class A ordinary shares subject to possible redemption	3,925,100
Class A ordinary shares subject to possible redemption at December 31, 2022	291,425,100
Less:
Redemption of Class A ordinary shares subject to possible redemption	(271,939,156)
Plus:
Increase in Class A ordinary shares subject to possible redemption	1,406,202
Class A ordinary shares subject to possible redemption at March 31, 2023	20,892,146
Plus:
Increase in Class A ordinary shares subject to possible redemption	179,734
Class A ordinary shares subject to possible redemption at June 30, 2023	21,071,880
Less:
Redemption of Class A ordinary shares subject to possible redemption	(1,471,204)
Decrease in Class A ordinary shares subject to possible redemption	(9,456,591)
Plus:
Waiver of Class A shares issuance costs	9,700,250
Class A ordinary shares subject to possible redemption at September 30, 2023	$19,844,335

Note 7 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each ordinary share. As of December 31, 2022 and 2021, there were 29,550,000 shares of Class A ordinary shares outstanding, of which 28,750,000 shares were subject to possible redemption and are classified outside of permanent equity in the balance sheets.

The Class A ordinary shares subject to possible redemption reflected on the balance sheets is reconciled on the following table:

Gross Proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Class A ordinary shares issuance costs	(15,806,778)
Plus:
Accretion of carrying value to redemption value	26,156,778
Class A ordinary shares subject to possible redemption at December 31, 2021	287,500,000
Increase in Class A ordinary shares subject to possible redemption	3,925,100
Class A ordinary shares subject to possible redemption at December 31, 2022	$291,425,100